Net Income Per Share Attributable to Cooper-Standard Holdings Inc - Preferred Shares (as if Converted) and Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Preferred dividends, undistributed earnings and premium allocated to participating securities that would be added back in the diluted calculation	$ 5,401	$ 6,601	$ 11,853	$ 26,074	$ 27,584
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	471,898	252,401		519,100	144,000
Convertible Preferred Stock [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	4,045,852	4,057,316	4,335,188	4,077,284	4,351,476
Minimum [Member] | Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 43.50	$ 43.50		$ 43.50	$ 43.50
Maximum [Member] | Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 52.50	$ 46.75		$ 52.50	$ 46.75